Transactions with related parties (Details) - Transactions and balances - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions With Related Parties
Receivables and other assets	€ 2,794	€ 1,822	€ 1,021
Payables and other liabilities	3,897	3,052	2,575
Guarantees	8,503	2,135	2,443
Revenues	11,028	3,052	1,199
Costs	15,347	8,671	6,637
Other operating (expense) income	3,306	735	13
Individual amount limit to be included in other related parties	50	50	50
Joint ventures and associates and investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	853	536	533
Payables and other liabilities	3,018	2,066	1,818
Guarantees	8,503	2,135	2,443
Revenues	439	380	321
Costs	8,884	4,819	3,448
Other operating (expense) income	(597)	(409)	(121)
Joint ventures and associates
Transactions With Related Parties
Receivables and other assets	706	402	416
Payables and other liabilities	3,004	2,060	1,794
Guarantees	8,301	1,945	2,267
Revenues	417	359	306
Costs	8,869	4,809	3,439
Other operating (expense) income	(597)	(409)	(121)
Agiba Petroleum Co
Transactions With Related Parties
Receivables and other assets	17	13	6
Payables and other liabilities	71	57	52
Costs	224	189	201
Angola LNG Ltd
Transactions With Related Parties
Costs	79	73
Angola LNG Supply Services Llc
Transactions With Related Parties
Guarantees		179	165
Coral FLNG SA
Transactions With Related Parties
Receivables and other assets	10	17	6
Guarantees	1,378	1,260	1,079
Revenues	12	43	49
Gas Distribution Company of Thessaloniki Thessaly SA
Transactions With Related Parties
Payables and other liabilities			13
Costs			52
Azule Group
Transactions With Related Parties
Receivables and other assets	320
Payables and other liabilities	517
Guarantees	3,268
Revenues	46
Costs	1,152
Saipem Group
Transactions With Related Parties
Receivables and other assets	3	4	87
Payables and other liabilities	195	134	254
Guarantees	9	9	509
Revenues	9	28	18
Costs	452	174	350
Vårgrønn Group
Transactions With Related Parties
Guarantees	1,259
Karachaganak Petroleum Operating BV
Transactions With Related Parties
Receivables and other assets	27	24	25
Payables and other liabilities	251	213	141
Costs	1,347	989	816
Mellitah Oil & Gas BV
Transactions With Related Parties
Receivables and other assets	58	65	54
Payables and other liabilities	144	290	250
Revenues	9	3	2
Costs	234	263	156
Petrobel Belayim Petroleum Co
Transactions With Related Parties
Receivables and other assets	33	24	65
Payables and other liabilities	595	391	467
Revenues		2
Costs	944	651	556
Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables and other assets	47	50	48
Revenues	74	66	57
Societa Oleodotti Meridionali SpA
Transactions With Related Parties
Receivables and other assets	6	6	3
Payables and other liabilities	433	396	399
Revenues	16	18	20
Costs	14	12	15
Union Fenosa Gas SA
Transactions With Related Parties
Receivables and other assets			11
Payables and other liabilities			4
Guarantees			57
Revenues			9
Other operating (expense) income			(3)
Var Energi ASA
Transactions With Related Parties
Receivables and other assets	58	62	39
Payables and other liabilities	722	526	190
Guarantees	2,378	495	456
Revenues	84	104	85
Costs	4,085	2,224	1,126
Other operating (expense) income	(597)	(409)	(118)
Other joint ventures and associates
Transactions With Related Parties
Receivables and other assets	127	137	72
Payables and other liabilities	76	53	24
Guarantees	9	2	1
Revenues	167	95	66
Costs	338	234	167
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	147	134	117
Payables and other liabilities	14	6	24
Guarantees	202	190	176
Revenues	22	21	15
Costs	15	10	9
Eni BTC Ltd
Transactions With Related Parties
Guarantees	190	179	165
Industria Siciliana Acido Fosforico ISAF SPA
Transactions With Related Parties
Receivables and other assets	139	124	112
Payables and other liabilities	4	1	1
Guarantees	1	1	1
Revenues	15	13	11
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and other assets	8	10	5
Payables and other liabilities	10	5	23
Guarantees	11	10	10
Revenues	7	8	4
Costs	15	10	9
Entities controlled by the Government
Transactions With Related Parties
Receivables and other assets	1,762	1,116	400
Payables and other liabilities	763	905	701
Revenues	10,555	2,642	857
Costs	6,007	3,597	2,874
Other operating (expense) income	3,903	1,144	134
Cassa Depositi e Prestiti Group
Transactions With Related Parties
Receivables and other assets	2
Payables and other liabilities	47
Revenues	3
Costs	86
Enel Group
Transactions With Related Parties
Receivables and other assets	438	583	104
Payables and other liabilities	264	461	165
Revenues	97	41	51
Costs	275	417	551
Other operating (expense) income	484	373	86
Italgas Group
Transactions With Related Parties
Receivables and other assets	218	1	1
Payables and other liabilities	8	49	177
Revenues	84	3	3
Costs		560	714
Snam Group
Transactions With Related Parties
Receivables and other assets	763	160	189
Payables and other liabilities	25	152	211
Revenues	1,767	159	45
Costs	873	1,013	1,012
Other operating (expense) income		1
Terna Group
Transactions With Related Parties
Receivables and other assets	119	51	46
Payables and other liabilities	159	85	62
Revenues	612	203	152
Costs	701	309	225
Other operating (expense) income	(18)	4	8
GSE - Gestore Servizi Energetici
Transactions With Related Parties
Receivables and other assets	207	311	52
Payables and other liabilities	225	125	37
Revenues	7,786	2,216	586
Costs	4,039	1,238	309
Other operating (expense) income	3,437	766	40
ITA Airways - Italia Trasporto Aereo SpA
Transactions With Related Parties
Receivables and other assets	3
Revenues	179
Other entities controlled by government
Transactions With Related Parties
Receivables and other assets	12	10	8
Payables and other liabilities	35	33	49
Revenues	27	20	20
Costs	33	60	63
Other related parties
Transactions With Related Parties
Receivables and other assets			1
Payables and other liabilities	2	2	4
Revenues	1		2
Costs	39	33	53
Pension funds
Transactions With Related Parties
Costs	29
Fondazione Eni Enrico Mattei
Transactions With Related Parties
Costs	5
Eni Foundation
Transactions With Related Parties
Costs	5
Groupement Sonatrach – Eni «GSE»
Transactions With Related Parties
Receivables and other assets	179
Payables and other liabilities	114
Revenues	33
Costs	€ 417
Groupement Sonatrach Agip and Organe Conjoint des Operations
Transactions With Related Parties
Receivables and other assets		170	87
Payables and other liabilities		79	52
Revenues		30	19
Costs		€ 222	€ 262